Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable - Additional Information (Detail)			12 Months Ended
	Sep. 28, 2017 MXN ($) shares	Jan. 25, 2017 MXN ($) shares	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Number of shares available for underwriters | shares		9,976,087
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Share price		$ 95.00
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Share price		115.00
Camcem [member]
Disclosure of detailed information about financial instruments [line items]
Ownership percentage			40.10%	10.30%
Camcem [member] | Disposal groups classified as held for sale [member]
Disclosure of detailed information about financial instruments [line items]
Ownership percentage	20.00%
Camsa [member]
Disclosure of detailed information about financial instruments [line items]
Ownership percentage				49.00%
GCC [member]
Disclosure of detailed information about financial instruments [line items]
Ownership percentage	9.47%		23.00%
Share price		95.00
Gain (loss) on sale of business	$ 1,682,000,000	$ 1,859,000,000
Number of shares sold | shares	31,483,332
Proceeds from sale	$ 3,012,000,000
GCC [member] | Private Placements Offering [Member]
Disclosure of detailed information about financial instruments [line items]
Ownership percentage		13.53%
Number of shares issued		76,483,332
Proceeds from sale of common stock		$ 4,094